Related Party Transactions (Details 1) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Hunter Dickinson Services Inc.
Disclosure of transactions between related parties [line items]
Services received as requested by the Company	$ 1,272,000	$ 1,620,000	$ 1,419,000
Information technology-infrastructure and support services	60,000	60,000	60,000
Reimbursement of third-party expenses incurred on behalf of the Company	104,000	63,000	139,000
Transactions with related party	1,436,000	1,743,000	1,618,000
United Mineral Services Ltd.
Disclosure of transactions between related parties [line items]
Services received as requested by the Company	813	36,000	18,000
Interest and finance charges	616	0	0
Reimbursement of third-party expenses incurred on behalf of the Company	8,442	19,000	9,000
Transactions with related party	$ 9,871	$ 55,000	$ 27,000